Supplemental Condensed Consolidating Financial Information (Details)	12 Months Ended
Dec. 31, 2017
AngloGold Ashanti Holdings plc (IOMco)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%